Finance Costs and Finance Income - Summary of Finance Costs and Finance Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Continuing and Discontinued Operations [member]
Statement [Line Items]
Net finance cost	$ 498	$ 414